Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Abstract]
Commissions	¥ 88,922	¥ 68,152	¥ 171,692	¥ 138,583
Fees from investment banking	38,604	24,189	69,750	51,474
Asset management and portfolio service fees	76,666	69,038	148,473	137,288
Other revenue	9,590	10,563	20,653	21,015
Total	¥ 213,782	¥ 171,942	¥ 410,568	¥ 348,360